Movement table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detail movement table [line items]
Balance at beginning of period	€ 94,557	€ 33,806	€ 21,089
Proceeds from loans and borrowings	32,554	54,319	14,669
Repayment of loans and borrowings	(18,820)	(11,904)	(2,796)
New finance leases	792	2,906	2,483
Repayment of finance leases	(3,102)	(2,947)	(1,898)
Loans acquired from business combination	0	18,205	0
Net foreign exchange movements	57	172	259
Balance at end of period	€ 106,038	€ 94,557	€ 33,806